Common Stock (Details) - $ / shares	Mar. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock
Common stock, shares authorized	400,000,000		200,000,000	200,000,000
Common stock, shares issued	45,833,000	45,833,000	24,166,000	127,760,265
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001